Segments and Information about Revenues by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
United States and Canada	$ 122,905	$ 72,338	$ 106,177	$ 52,268	$ 29,157
International	28,076	13,589	21,556	10,092	5,004
Total revenues	$ 150,981	$ 85,927	$ 127,733	$ 62,360	$ 34,161